Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2014
CONTINGENT LIABILITIES AND COMMITMENTS (Details) [Line Items]
Payments in respect of settlements, reimbursement rights	£ 45.5	£ 217.0
Legal proceedings contingent liability [member]
CONTINGENT LIABILITIES AND COMMITMENTS (Details) [Line Items]
Increase (decrease) in current tax liabilities	660.0
Increase (decrease) in deferred tax liability (asset)	£ (250.0)